Fair value measurements - Summary financial assets measured at fair value on a recurring basis (Detail) - Haymaker III [Member] - USD ($)	Mar. 31, 2022	Feb. 14, 2022	Feb. 09, 2022	Feb. 04, 2022	Dec. 31, 2021	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Convertible Promissory Note [Member]
Liabilities
Convertible promissory note	$ 72,800	$ 14,800	$ 27,600	$ 29,600
Level 3
Liabilities
Warrant liability	3,134,466				$ 4,063,666			$ 0
Level 3 | Convertible Promissory Note [Member]
Liabilities
Convertible promissory note	72,800	$ 14,800	$ 27,600	$ 29,600
Money Market investments
Assets
Money market investments	317,582,318				317,581,791		$ 317,581,791
Money Market investments | Level 1
Assets
Money market investments	317,582,318				317,581,791		$ 317,581,791
Public Warrants
Liabilities
Warrant liability	4,365,625				5,715,000
Public Warrants | Level 1
Liabilities
Warrant liability	4,365,625				5,715,000
Private Placement Warrants
Liabilities
Warrant liability	3,061,666				4,063,666	$ 4,063,666
Private Placement Warrants | Level 3
Liabilities
Warrant liability	$ 3,061,666				$ 4,063,666